FT Raymond James Multicap Growth Equity ETF (RJMG)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Biotechnology — 2.6%
2,071	Natera, Inc. (a)	$348,446
	Broadline Retail — 5.2%
10,578	Global-e Online Ltd. (a)	353,940
142	MercadoLibre, Inc. (a)	351,153
		705,093
	Capital Markets — 2.4%
1,222	CME Group, Inc.	325,675
	Commercial Services & Supplies — 2.4%
1,420	Republic Services, Inc.	332,237
	Consumer Staples Distribution & Retail — 4.7%
340	Costco Wholesale Corp.	320,729
3,278	Walmart, Inc.	317,900
		638,629
	Electronic Equipment, Instruments & Components — 5.0%
3,741	Coherent Corp. (a)	338,448
2,539	Plexus Corp. (a)	347,869
		686,317
	Entertainment — 2.3%
459	Spotify Technology S.A. (a)	312,983
	Financial Services — 2.5%
972	Visa, Inc., Class A	341,930
	Ground Transportation — 2.4%
3,506	Uber Technologies, Inc. (a)	328,687
	Health Care Equipment & Supplies — 5.0%
3,219	Boston Scientific Corp. (a)	339,605
1,022	Insulet Corp. (a)	347,357
		686,962
	Health Care REITs — 2.5%
2,042	Welltower, Inc.	343,628
	Health Care Technology — 2.6%
5,237	Doximity, Inc., Class A (a)	355,802
	Hotels, Restaurants & Leisure — 2.4%
1,332	DoorDash, Inc., Class A (a)	326,673
	Insurance — 4.8%
1,588	Allstate (The) Corp.	323,078
1,328	Progressive (The) Corp.	328,096
		651,174
Shares	Description	Value

	Interactive Media & Services — 5.0%
1,656	Alphabet, Inc., Class A	$352,579
442	Meta Platforms, Inc., Class A	326,505
		679,084
	IT Services — 2.5%
2,316	GoDaddy, Inc., Class A (a)	343,486
	Metals & Mining — 5.5%
29,270	Coeur Mining, Inc. (a)	384,900
4,927	Newmont Corp.	366,569
		751,469
	Professional Services — 2.3%
4,969	UL Solutions, Inc., Class A	313,892
	Semiconductors & Semiconductor Equipment — 12.6%
1,439	Analog Devices, Inc.	361,635
2,725	Micron Technology, Inc.	324,302
394	Monolithic Power Systems, Inc.	329,290
1,446	NXP Semiconductors N.V.	339,593
1,536	SiTime Corp. (a)	371,205
		1,726,025
	Software — 20.5%
1,778	Check Point Software Technologies Ltd. (a)	343,403
239	Fair Isaac Corp. (a)	363,672
1,561	Guidewire Software, Inc. (a)	338,768
748	HubSpot, Inc. (a)	361,411
7,546	JFrog Ltd. (a)	372,546
650	Microsoft Corp.	329,349
4,432	Q2 Holdings, Inc. (a)	348,931
377	ServiceNow, Inc. (a)	345,883
		2,803,963
	Technology Hardware, Storage & Peripherals — 2.2%
2,464	Dell Technologies, Inc., Class C	300,978
	Textiles, Apparel & Luxury Goods — 2.5%
3,399	Tapestry, Inc.	346,086

	Total Investments — 99.9%	13,649,219
	(Cost $12,449,438)
	Net Other Assets and Liabilities — 0.1%	11,594
	Net Assets — 100.0%	$13,660,813

(a)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

FT Raymond James Multicap Growth Equity ETF (RJMG)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows:

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 13,649,219	$ 13,649,219	$ —	$ —

*	See Portfolio of Investments for industry breakout.